Corporate information	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate information

Note 1 Corporate information
BCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a telecommunications and media company providing wireless, wireline, Internet and television (TV) services to residential, business and wholesale customers nationally across Canada. Our Bell Media segment provides conventional, specialty and pay TV, digital media, radio broadcasting services and out-of-home (OOH) advertising services to customers nationally across Canada.